Defiance Quantum ETF
Schedule of Investments
September 30, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.3%
	Communication Services - 6.6%
766	Alphabet, Inc. - Class A (a)	$2,047,916
9,896	Baidu, Inc. - ADR (a)	1,521,510
574,923	Koninklijke KPN NV	1,809,024
69,900	Nippon Telegraph & Telephone Corporation	1,932,704
143,009	Orange SA - ADR (b)	1,548,788
		8,859,942
	Consumer Discretionary - 0.9%
8,661	Alibaba Group Holding, Ltd. - ADR (a)	1,282,261
	Industrials - 10.4%
13,717	Airbus SE (a)	1,829,781
21,143	Booz Allen Hamilton Holding Corporation	1,677,697
32,900	Hitachi, Ltd.	1,957,930
4,775	Lockheed Martin Corporation	1,647,852
113,700	Mitsubishi Electric Corporation	1,586,654
4,954	Northrop Grumman Corporation	1,784,183
20,804	Raytheon Technologies Corporation	1,788,312
42,700	Toshiba Corporation	1,804,441
		14,076,850
	Information Technology - 79.7% (c)
6,543	Accenture plc - Class A	2,093,237
23,121	Advanced Micro Devices, Inc. (a)	2,379,151
23,455	Alteryx, Inc. - Class A (a)	1,714,561
19,199	Ambarella, Inc. - (a)	2,990,052
22,421	Analog Devices, Inc.	3,755,069
13,728	Applied Materials, Inc.	1,767,205
2,707	ASML Holding NV - NY	2,017,013
129,000	Asustek Computer, Inc.	1,507,134
28,512	Atos SE	1,524,980
121,937	BlackBerry, Ltd. - (a)(b)	1,186,447
19,202	Brooks Automation, Inc.	1,965,325
14,758	Cadence Design Systems, Inc. (a)	2,234,952
16,020	Cerence, Inc. (a)(b)	1,539,682
23,715	Cirrus Logic, Inc. (a)	1,952,930
116,702	Cloudera, Inc. (a)	1,863,731
14,056	Elastic NV - (a)	2,094,203
54,692	FormFactor, Inc. (a)(b)	2,041,652
10,900	Fujitsu, Ltd.	1,984,127
118,139	Hewlett Packard Enterprise Company (b)	1,683,481
45,977	Infineon Technologies AG	1,892,951
32,433	Intel Corporation	1,728,030
12,262	International Business Machines Corporation	1,703,560
5,877	KLA Corporation	1,965,915
2,907	Lam Research Corporation	1,654,519
36,996	Lattice Semiconductor Corporation (a)(b)	2,391,791
36,720	Marvell Technology, Inc.	2,214,583
53,000	MediaTek, Inc.	1,721,613
12,175	Microchip Technology, Inc. (b)	1,868,741
23,502	Micron Technology, Inc.	1,668,172
7,276	Microsoft Corporation	2,051,250
3,597	MicroStrategy, Inc. - Class A (a)(b)	2,080,505
10,349	MKS Instruments, Inc. (b)	1,561,768
45,025	National Instruments Corporation	1,766,331
39,200	NEC Corporation	2,132,592
336,770	Nokia Corporation - ADR (a)	1,835,397
118,700	NTT Data Corporation	2,303,253
10,648	NVIDIA Corporation	2,205,840
9,361	NXP Semiconductors NV	1,833,539
49,646	ON Semiconductor Corporation (a)	2,272,297
25,452	Onto Innovation, Inc. (a)(b)	1,838,907
13,907	QUALCOMM, Inc.	1,793,725
167,100	Renesas Electronics Corporation (a)	2,090,716
11,274	Reply SpA	2,082,721
15,919	Splunk, Inc. (a)	2,303,639
49,848	STMicroelectronics NV - NY (b)	2,174,868
13,515	Synaptics, Inc. (a)(b)	2,429,051
7,211	Synopsys, Inc. (a)	2,159,046
15,805	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	1,764,628
38,706	Teradata Corporation (a)(b)	2,219,789
14,820	Teradyne, Inc.	1,617,899
9,910	Texas Instruments, Inc.	1,904,801
69,128	Tower Semiconductor, Ltd. - (a)	2,066,927
226,487	Wipro, Ltd. - ADR	1,999,880
14,673	Xilinx, Inc. (a)	2,215,476
		107,809,652
	Materials - 1.7%
64,700	JSR Corporation	2,351,409
	TOTAL COMMON STOCKS (Cost $113,180,837)	134,380,114

	SHORT-TERM INVESTMENTS - 0.6%
750,206	First American Government Obligations Fund - Class X, 0.03% (d)	750,206
	TOTAL SHORT-TERM INVESTMENTS (Cost $750,206)	750,206
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.1%
17,755,324	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (d)(e)	17,755,324
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $17,755,324)	17,755,324

	TOTAL INVESTMENTS - 113.0% (Cost $131,686,367)	152,885,644
	Liabilities in Excess of Other Assets - (13.0)%	(17,615,194)
	NET ASSETS - 100.0%	$135,270,450

Percentages are stated as a percentage of net assets.
ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)	All or part of this security is on loan as of September 30, 2021. The total value of securities on loan is $17,383,884.
(c)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Rate shown is the annualized seven-day yield as of September 30, 2021.
(e)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$134,380,114	$-	$-	$134,380,114
Short-Term Investments	750,206	-	-	750,206
Investments Purchased with Proceeds from Securities Lending	-	17,755,324	-	17,755,324
Total Investments in Securities	$135,130,320	$17,755,324	$-	$152,885,644

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended September 30, 2021, the Fund did not recognize any transfers to or from Level 3.